EXIT AND DISPOSAL ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS:
Cash and cash equivalents	$ 845,199	$ 982,019
Restricted cash	0	109,171
Notes receivable	64,629	1,524,747
Prepaid expenses and other current assets	15,341	23,889
Advances to suppliers	488	6,132
Amount due from related parties	0	2,367,657
Total current assets associated with discontinued operations	925,657	5,013,615
Long-lived assets held-for-sale	216,698	52,491,206
Total non-current assets associated with discontinued operations	216,698	52,491,206
LIABILITIES:
Short-term bank borrowings, including current portion of long-term bank borrowings	0	10,176,600
Accounts payable	541,696	685,569
Notes payable	0	109,171
Advances from customers	2,046	0
Payables for purchases of property, plant and equipment	359,119	1,074,155
Accrued expenses and other current liabilities	73,129	1,315,848
Amount due to related parties	187,882	5,314,587
Total current liabilities associated with discontinued operations	1,163,872	18,675,930
Deferred government subsidies	0	723,035
Total non-current liabilities associated with discontinued operations	0	723,035
Revenues		7,112,528	$ 29,652,458
Cost of revenues		(9,510,064)	(29,960,870)
Gross (loss)		(2,397,536)	(308,412)
Operating (expenses) income:
Selling, general and administrative expenses	(147,057)	(2,723,335)	(1,621,977)
Research and development expenses		(608)	(204,658)
Long-lived assets impairment		(18,769,938)	(2,987,668)
Other operating income, net	1,485,183	1,928,362	3,019,556
Total operating income (expenses)	1,338,126	(19,565,519)	(1,794,747)
(Loss) income from operations	1,338,126	(21,963,055)	(2,103,159)
Interest expense	(78,728)	(1,074,251)	(1,743,124)
Interest income	1,391	22,794	22,716
Exchange gain (loss)	1	(17,669)	2,308
(Loss) income from discontinued operations, net of tax of nil	$ 1,260,790	$ (23,032,181)	$ (3,821,259)